Note 37 - Information on Subsidiaries - Parenthetical Information Note 39 (Detail: Text Values)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Information on Subsidiaries [Abstract]
Number of consolidated entities in the Group	628	666
Number of consolidated structured entities in the Group	242	249
Number of entities controlled by the Group are directly or indirectly held by the Group at 100 % of the ownership interests (share of capital)	420	459
Number of consolidated entities third parties also hold ownership interests (noncontrolling interests)	208	207
Restricted liquidity reserves in EUR billion	€ 44	€ 31